13F-HR
13-F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
6/30/2012

Check here if Amendment  [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this
Report:

Name:       Mt. Eden Investment Advisors, LLC
Address:    343 Sansome Street, Suite 1600
            San Francisco, CA  94104

13F File Number:  028-11423

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:             Keith B. McWilliams
Title:            President
Phone:            415-288-3000
Signature, Place and Date of Signing:
Keith B. McWilliams San Francisco, CA     6/30/2012

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     117

Form 13F Information Table Value Total: $313,071

List of Other Included Managers:
Boston Common Asset Management
Brandywine Asset Management
Davis Asset Management
O'Shaughnessy Asset Management
Wedgewood Partners Inc
Franklin Templeton Portfolio Advisors Inc

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     5379   126305 SH       SOLE                   125255              1050
AT&T Inc.                      COM              00206R102      553    15508 SH       SOLE                    13938              1570
Abbott Laboratories            COM              002824100     1691    26233 SH       SOLE                    26233
American Express Co.           COM              025816109     1157    19881 SH       SOLE                    16395              3486
Apache Corporation             COM              037411105      291     3310 SH       SOLE                     2805               505
Apple Inc.                     COM              037833100     2449     4193 SH       SOLE                     3864               329
Applied Materials Inc.         COM              038222105      247    21617 SH       SOLE                    21617
Automatic Data Processing Inc. COM              053015103     1388    24942 SH       SOLE                    24587               355
Baker Hughes Inc.              COM              057224107     3602    87631 SH       SOLE                    86746               885
Berkshire Hathaway B           COM              084670702     1192    14303 SH       SOLE                    10562              3741
Big Lots Inc                   COM              089302103      918    22500 SH       SOLE                    22500
Bristol-Myers Squibb Co.       COM              110122108      128     3554 SH       SOLE                     3100               454
                                                               318     8850 SH       OTHER                                      8850
Chevron Corp                   COM              166764100     9955    94358 SH       SOLE                    92941              1417
                                                               368     3488 SH       OTHER                                      3488
Church & Dwight Co. Inc.       COM              171340102     4848    87406 SH       SOLE                    85755              1651
Cisco Systems Inc.             COM              17275R102     5785   336902 SH       SOLE                   333209              3693
Coca-Cola Company              COM              191216100     1283    16404 SH       SOLE                    15909               495
Coca-Cola Enterprises Inc.     COM              19122T109     3680   131238 SH       SOLE                   129056              2182
Colgate-Palmolive Co           COM              194162103     4762    45745 SH       SOLE                    45545               200
ConocoPhillips                 COM              20825C104      673    12035 SH       SOLE                    10956              1079
Costco Wholesale Corp          COM              22160K105     5093    53606 SH       SOLE                    52288              1318
Covidien PLC                   COM              G2554F113     4992    93305 SH       SOLE                    92680               625
Diageo PLC ADS                 COM              25243Q205      416     4040 SH       SOLE                     3485               555
Digital Realty Trust, Inc      COM              253868103      350     4660 SH       SOLE                     4510               150
EMC Corporation                COM              268648102     7063   275595 SH       SOLE                   270915              4680
EOG Resources Inc              COM              26875P101     3359    37274 SH       SOLE                    36249              1025
Emerson Electric Co.           COM              291011104     4821   103499 SH       SOLE                   102334              1165
Energy Transfer Partners LP    COM              29273R109      326     7380 SH       SOLE                     6845               535
Exelon Corp                    COM              30161N101     1020    27121 SH       SOLE                    26606               515
Expeditors Intl of WA          COM              302130109     3122    80580 SH       SOLE                    78655              1925
Exxon Mobil Corporation        COM              30231G102    11032   128920 SH       SOLE                   128920
                                                              1231    14386 SH       OTHER                                     14386
F5 Networks Inc                COM              315616102     4350    43695 SH       SOLE                    43565               130
FedEx Corp                     COM              31428X106      292     3190 SH       SOLE                     3190
Franklin Resources, Inc.       COM              354613101     3805    34284 SH       SOLE                    33914               370
General Electric Co            COM              369604103     2889   138646 SH       SOLE                   136749              1897
                                                               298    14305 SH       OTHER                                     14305
Gilead Sciences Inc.           COM              375558103     1365    26625 SH       SOLE                    24065              2560
Google Inc                     COM              38259P508     5603     9659 SH       SOLE                     9330               329
Home Depot Inc.                COM              437076102     1860    35107 SH       SOLE                    34377               730
IBM Corp                       COM              459200101     1445     7389 SH       SOLE                     7289               100
Intel Corporation              COM              458140100      781    29318 SH       SOLE                    27878              1440
Jacobs Engineering Group       COM              469814107     4787   126450 SH       SOLE                   126125               325
Johnson & Johnson              COM              478160104     1122    16605 SH       SOLE                    15433              1172
                                                               162     2400 SH       OTHER                                      2400
Linear Technology Corp         COM              535678106     3154   100665 SH       SOLE                   100365               300
Lowes Companies Inc.           COM              548661107     4406   154919 SH       SOLE                   150605              4314
MSC Industrial Direct Co.      COM              553530106      695    10605 SH       SOLE                    10605
McDonald's Corp.               COM              580135101     3444    38901 SH       SOLE                    38776               125
Merck & Co. Inc.               COM              58933Y105      252     6038 SH       SOLE                     4316              1722
Mettler-Toledo Intl            COM              592688105     3924    25175 SH       SOLE                    24980               195
Microsoft Corporation          COM              594918104     5575   182245 SH       SOLE                   179120              3125
                                                                73     2400 SH       OTHER                                      2400
Monsanto Co                    COM              61166W101      268     3240 SH       SOLE                     3141                99
NextEra Energy, Inc.           COM              65339F101     1053    15300 SH       SOLE                    15300
Novartis AG                    COM              66987V109     3568    63828 SH       SOLE                    62531              1297
Oracle Corporation             COM              68389X105      825    27793 SH       SOLE                    26737              1056
PPG Industries Inc.            COM              693506107      218     2057 SH       SOLE                     2057
PepsiCo, Inc.                  COM              713448108     7158   101305 SH       SOLE                   100485               820
Pfizer Inc.                    COM              717081103      734    31934 SH       SOLE                    29386              2548
Philip Morris Intl             COM              718172109      757     8679 SH       SOLE                     7855               824
Praxair, Inc.                  COM              74005P104      541     4979 SH       SOLE                     4669               310
Procter & Gamble Co.           COM              742718109     1531    24999 SH       SOLE                    24208               791
                                                               358     5850 SH       OTHER                                      5850
Progressive Corp.              COM              743315103     4731   227115 SH       SOLE                   223730              3385
Public Storage, Inc.           COM              74460D109       48      330 SH       SOLE                      330
                                                               227     1570 SH       OTHER                    1570
Qualcomm Inc.                  COM              747525103     5519    99116 SH       SOLE                    96680              2436
Rockwell Collins Inc           COM              774341101     3143    63685 SH       SOLE                    63535               150
Royal Dutch Shell ADR          COM              780259206      231     3430 SH       SOLE                     3430
SPDR Energy Sector             COM              81369Y506      214     3230 SH       SOLE                     3230
SPDR Materials Select          COM              81369Y100     4841   137170 SH       SOLE                   136770               400
SPDR Select Technology         COM              81369Y803      399    13890 SH       SOLE                    13890
Salesforce.com Inc             COM              79466L302      563     4070 SH       SOLE                     4070
Schlumberger Ltd.              COM              806857108     5443    83859 SH       SOLE                    82259              1600
                                                                53      820 SH       OTHER                     820
Sirona Dental Systems          COM              82966c103     3911    86890 SH       SOLE                    86340               550
Staples Inc.                   COM              855030102      207    15830 SH       SOLE                    15830
State Street Corp              COM              857477103     5172   115870 SH       SOLE                   115295               575
TJX Companies Inc.             COM              872540109     4604   107240 SH       SOLE                   104884              2356
Total SA ADR                   COM              89151E109      738    16420 SH       SOLE                    15670               750
U.S. Bancorp                   COM              902973304     1976    61445 SH       SOLE                    60500               945
Union Pacific Corp.            COM              907818108      313     2620 SH       SOLE                     2270               350
United Parcel Service Inc.     COM              911312106     4931    62610 SH       SOLE                    62385               225
United Technologies Corp       COM              913017109      364     4825 SH       SOLE                     4825
                                                               101     1340 SH       OTHER                    1340
Vodafone Group plc ADS         COM              92857W209      789    27986 SH       SOLE                    26101              1885
Wal-Mart Stores, Inc.          COM              931142103      395     5660 SH       SOLE                     5660
Walt Disney Company            COM              254687106     5133   105838 SH       SOLE                   104028              1810
Warnaco Group, Inc             COM              934390402     2677    62870 SH       SOLE                    62695               175
Wells Fargo & Co               COM              949746101     4845   144887 SH       SOLE                   141177              3710
Western Union                  COM              959802109     5065   300801 SH       SOLE                   299026              1775
Xylem Inc.                     COM              98419M100     4457   177085 SH       SOLE                   176235               850
Vanguard Index Fds Total Stock ETF              922908769      424     6080 SH       SOLE                     6080
S&P 500 SPDRs                  ETF              78462F103    21228   155968 SH       SOLE                   155968
S&P Midcap SPDRs               ETF              78467Y107    14066    82116 SH       SOLE                    82036                80
iShares KLD Sel Soc Sm Index   ETF              464288802      318     5575 SH       SOLE                     5575
iShares Russell 1000 Growth In ETF              464287614     2820    44592 SH       SOLE                    44292               300
iShares Russell 1000 Value Ind ETF              464287598      711    10425 SH       SOLE                    10225               200
iShares Russell 2000 Value Ind ETF              464287630     1832    26025 SH       SOLE                    25995                30
iShares Russell 3000 Index     ETF              464287689      489     6085 SH       SOLE                     6085
iShares S&P Midcap 400         ETF              464287507     3724    39541 SH       SOLE                    39541
Vanguard Emerging Market ETF   ETF              922042858     6866   171955 SH       SOLE                   170445              1510
iShares MSCI EAFE Index Fund   ETF              464287465     1819    36415 SH       SOLE                    35865               550
iShares MSCI Emerging Market F ETF              464287234     3573    91311 SH       SOLE                    90911               400
Spdr Barclays Muni Bond ETF    ETF              78464A458      764    31650 SH       SOLE                    31650
iShares Barclays 1-3 Year Bond ETF              464287457      513     6075 SH       SOLE                     4775              1300
iShares Barclays 3-7 Year Bond ETF              464288661      356     2895 SH       SOLE                     1995               900
iShares Barclays Agency Bond   ETF              464288166      542     4775 SH       SOLE                     3075              1700
iShares Barclays Interm Credit ETF              464288638    10955   100210 SH       SOLE                    99160              1050
                                                               234     2140 SH       OTHER                                      2140
iShares Barclays MBS Bond Fund ETF              464288588      220     2025 SH       SOLE                      750              1275
iShares High Yield Corp Bond   ETF              464288513      249     2725 SH       SOLE                     2725
GreenHaven Continuous Commodit ETF              395258106     7380   260210 SH       SOLE                   257210              3000
Powershares DB Commodity Index ETF              73935s105     1306    50700 SH       SOLE                    50700
SPDR Gold Trust                ETF              78463V107      805     5185 SH       SOLE                     4950               235